UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Growth Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
CONSTELLATION BRANDS, INC. 21036P-108 July 22, 2015

1. DIRECTOR

1) JERRY FOWDEN

2) BARRY A. FROMBERG

3) ROBERT L. HANSON

4) ERNESTO M. HERNANDEZ

5) JAMES A. LOCKE III

6) RICHARD SANDS

7) ROBERT SANDS

8) JUDY A. SCHMELING

9) KEITH E. WANDELL

2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 29, 2016.

3. PROPOSAL TO APPROVE, BY AN ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.

		For All For For	For All For For	Management Management Management
MICHAEL KORS HOLDINGS LIMITED G60754-101 July 30, 2015

1A. ELECTION OF DIRECTOR: M. WILLIAM BENEDETTO

1B. ELECTION OF DIRECTOR: STEPHEN REITMAN

1C. ELECTION OF DIRECTOR: JEAN TOMLIN

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 2, 2016.

3. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, EXECUTIVE COMPENSATION.

4. TO APPROVE THE MICHAEL KORS HOLDINGS LIMITED AMENDED AND RESTATED OMNIBUS INCENTIVE PLAN.

		For For For For For For	For For For For For For	Management Management Management Management Management Management
PRECISION CASTPARTS CORP. 740189-105 August 11, 2015

1A. ELECTION OF DIRECTOR: PETER B. DELANEY

1B. ELECTION OF DIRECTOR: MARK DONEGAN

1C. ELECTION OF DIRECTOR: DON R. GRABER

1D. ELECTION OF DIRECTOR: LESTER L. LYLES

1E. ELECTION OF DIRECTOR: VERNON E. OECHSLE

1F. ELECTION OF DIRECTOR: JAMES F. PALMER

1G. ELECTION OF DIRECTOR: ULRICH SCHMIDT

1H. ELECTION OF DIRECTOR: RICHARD L. WAMBOLD

1I. ELECTION OF DIRECTOR: TIMOTHY A. WICKS

1J. ELECTION OF DIRECTOR: JANET C. WOLFENBARGER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE REGARDING COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS.

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
XILINX, INC. 983919-101 August 12, 2015

1.1 ELECTION OF DIRECTOR: PHILIP T. GIANOS

1.2 ELECTION OF DIRECTOR: MOSHE N. GAVRIELOV

1.3 ELECTION OF DIRECTOR: WILLIAM G. HOWARD, JR.

1.4 ELECTION OF DIRECTOR: J. MICHAEL PATTERSON

1.5 ELECTION OF DIRECTOR: ALBERT A. PIMENTEL

1.6 ELECTION OF DIRECTOR: MARSHALL C. TURNER

1.7 ELECTION OF DIRECTOR: ELIZABETH W. VANDERSLICE

2. PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

3. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S EXTERNAL AUDITORS FOR FISCAL 2016

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
ACE LIMITED H0023R-105 October 22, 2015

1. AMENDMENT OF ACE'S ARTICLES OF ASSOCIATION RELATING TO AUTHORIZED SHARE CAPITAL FOR GENERAL PURPOSES

2. AMENDMENT OF ACE'S ARTICLES OF ASSOCIATION TO CHANGE ACE ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

3. APPROVAL OF ISSUANCE OF NEW SHARES OF ACE FOR PURPOSES OF THE MERGER WITH CHUBB

4A. ELECTION OF ADDITIONAL MEMBER OF ACE BOARD OF DIRECTORS (SUBJECT TO COMPLETION OF THE MERGER WITH CHUBB): SHEILA P. BURKE

4B. ELECTION OF ADDITIONAL MEMBER OF ACE BOARD OF DIRECTORS (SUBJECT TO COMPLETION OF THE MERGER WITH CHUBB): JAMES I. CASH, JR.

4C. ELECTION OF ADDITIONAL MEMBER OF ACE BOARD OF DIRECTORS (SUBJECT TO COMPLETION OF THE MERGER WITH CHUBB): LAWRENCE W. KELLNER

4D. ELECTION OF ADDITIONAL MEMBER OF ACE BOARD OF DIRECTORS (SUBJECT TO COMPLETION OF THE MERGER WITH CHUBB): JAMES M. ZIMMERMAN

5. APPROVAL OF THE INCREASED MAXIMUM COMPENSATION OF THE BOARD OF DIRECTORS UNTIL THE NEXT ANNUAL GENERAL MEETING (SUBJECT TO COMPLETION OF THE MERGER WITH CHUBB)

6. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING, I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS: MARK "FOR" TO VOTE IN ACCORDANCE WITH THE POSITION OF THE BOARD OF DIRECTORS; MARK "AGAINST" TO VOTE AGAINST NEW ITEMS AND PROPOSALS; MARK "ABSTAIN" TO ABSTAIN

		For For For For For For For For None	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
ORACLE CORPORATION 68389X-105 November 18, 2015

1. DIRECTOR

JEFFREY S. BERG

H. RAYMOND BINGHAM

MICHAEL J. BOSKIN

SAFRA A. CATZ

BRUCE R. CHIZEN

GEORGE H. CONRADES

LAWRENCE J. ELLISON

HECTOR GARCIA-MOLINA

JEFFREY O. HENLEY

MARK V. HURD

LEON E. PANETTA

NAOMI O. SELIGMAN

2. RE-APPROVAL OF THE ORACLE CORPORATION EXECUTIVE BONUS PLAN.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

4. RATIFICATION OF THE SELECTION OFERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

5. STOCKHOLDER PROPOSAL REGARDING RENEWABLE ENERGY TARGETS.

6. STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.

7. STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.

8. STOCKHOLDER PROPOSAL REGARDING AMENDMENT OF THE GOVERNANCE GUIDELINES.

9. STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.

10. STOCKHOLDER PROPOSAL REGARDING LOBBYING REPORT.

		For All For For For Against Against Against Against Against Against	For All For For For Against Against Against Against Against Against	Management Management Management Management Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder
PRECISION CASTPARTS CORP. 740189-105 November 19, 2015

1. APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 8, 2015, BY AND AMONG BERKSHIRE HATHAWAY INC., NW MERGER SUB INC., AND PRECISION CASTPARTS CORP.

2. APPROVE ON A NON-BINDING, ADVISORY BASIS THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH, OR FOLLOWING, THE CONSUMMATION OF THE MERGER.

		For For	For For	Management Management
MICROSOFT CORPORATION 594918-104 December 2, 2015

1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III

1B. ELECTION OF DIRECTOR: TERI L. LISTSTOLL

1C. ELECTION OF DIRECTOR: G. MASON MORFIT

1D. ELECTION OF DIRECTOR: SATYA NADELLA

1E. ELECTION OF DIRECTOR: CHARLES H. NOSKI

1F. ELECTION OF DIRECTOR: HELMUT PANKE

1G. ELECTION OF DIRECTOR: SANDRA E. PETERSON

1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

1K. ELECTION OF DIRECTOR: PADMASREE WARRIOR

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2016

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
HARMAN INTERNATIONAL INDUSTRIES, INC. 413086-109 December 9, 2015

1A. ELECTION OF DIRECTOR: ADRIANE M. BROWN

1B. ELECTION OF DIRECTOR: JOHN W. DIERCKSEN

1C. ELECTION OF DIRECTOR: ANN M. KOROLOGOS

1D. ELECTION OF DIRECTOR: EDWARD H. MEYER

1E. ELECTION OF DIRECTOR: ROBERT NAIL

1F. ELECTION OF DIRECTOR: DINESH C. PALIWAL

1G. ELECTION OF DIRECTOR: ABRAHAM  N. REICHENTAL

1H. ELECTION OF DIRECTOR: KENNETH M. REISS

1I. ELECTION OF DIRECTOR: HELLENE  S. RUNTAGH

1J. ELECTION OF DIRECTOR: FRANK S. SKLARSKY

1K. ELECTION OF DIRECTOR: GARY G. STEEL

2. RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

3. APPROVE THE AMENDMENT TO THE 2012 STOCK OPTION AND INCENTIVE PLAN, AS AMENDED.

4. APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
WALGREENS BOOTS ALLIANCE 931427-108 January 27, 2016

1A. ELECTION OF DIRECTOR: JANICE M. BABIAK

1B. ELECTION OF DIRECTOR: DAVID J. BRAILER

1C. ELECTION OF DIRECTOR: WILLIAM C. FOOTE

1D. ELECTION OF DIRECTOR: GINGER L. GRAHAM

1E. ELECTION OF DIRECTOR: JOHN A. LEDERER

1F. ELECTION OF DIRECTOR: DOMINIC P. MURPHY

1G. ELECTION OF DIRECTOR: STEFANO PESSINA

1H. ELECTION OF DIRECTOR: BARRY ROSENSTEIN

1I. ELECTION OF DIRECTOR: LEONARD D. SCHAEFFER

1J. ELECTION OF DIRECTOR: NANCY M. SCHLICHTING

1K. ELECTION OF DIRECTOR: JAMES A. SKINNER

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFY DELOITTE & TOUCHE LLP AS WALGREENS BOOTS ALLIANCE, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
APPLE, INC. 037833-100 February 26, 2016

1A. ELECTION OF DIRECTOR: JAMES BELL

1B. ELECTION OF DIRECTOR: TIM COOK

1C. ELECTION OF DIRECTOR: AL GORE

1D. ELECTION OF DIRECTOR: BOB IGER

1E. ELECTION OF DIRECTOR: ANDREA JUNG

1F. ELECTION OF DIRECTOR: ART LEVINSON

1G. ELECTION OF DIRECTOR: RON SUGAR

1H. ELECTION OF DIRECTOR: SUE WAGNER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016

3. AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

4. APPROVAL OF THE AMENDED AND RESTATED APPLE INC. 2014 EMPLOYEE STOCK PLAN

5. A SHAREHOLDER PROPOSAL ENTITLED "NET-ZERO GREENHOUSE GAS EMISSIONS BY 2030"

6. A SHAREHOLDER PROPOSAL REGARDING DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD OF DIRECTORS

7. A SHAREHOLDER PROPOSAL ENTITLED "HUMAN RIGHTS REVIEW - HIGH RISK REGIONS"

8. A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS"

		For For For For For For For For For For For Against Against Against Against	For For Against For For For For For For For For Against Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
F5 NETWORKS, INC. 315616-102 March 10, 2016

1A. ELECTION OF DIRECTOR: A. GARY AMES

1B. ELECTION OF DIRECTOR: SANDRA E. BERGERON

1C. ELECTION OF DIRECTOR: DEBORAH L. BEVIER

1D. ELECTION OF DIRECTOR: JONATHAN C. CHADWICK

1E. ELECTION OF DIRECTOR: MICHAEL L. DREYER

1F. ELECTION OF DIRECTOR: ALAN J. HIGGINSON

1G. ELECTION OF DIRECTOR: PETER S. KLEIN

1H. ELECTION OF DIRECTOR: JOHN MC ADAM

1I. ELECTION OF DIRECTOR: STEPHEN M. SMITH

2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

		For For For For For For For For For For For	For For For For For For For For For Against For	Management Management Management Management Management Management Management Management Management Shareholder Management
SCHLUMBERGER LIMITED 806857-108 April 6, 2016

1A. ELECTION OF DIRECTOR: PETER L.S. CURRIE

1B. ELECTION OF DIRECTOR: V. MAUREEN KEMPSTON DARKES

1C. ELECTION OF DIRECTOR: PAAL KIBSGAARD

1D. ELECTION OF DIRECTOR: NIKOLAY KUDRYAVTSEV

1E. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1F. ELECTION OF DIRECTOR: INDRA K. NOOYI

1G. ELECTION OF DIRECTOR: LUBNA S. OLAYAN

1H. ELECTION OF DIRECTOR: LEO RAFAEL REIF

1I. ELECTION OF DIRECTOR: TORE I. SANDVOLD

1J. ELECTION OF DIRECTOR: HENRI SEYDOUX

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

3. TO APPROVE THE COMPANY'S 2015 FINANCIAL STATEMENTS AND THE BOARD'S 2015 DECLARATIONS OF DIVIDENDS.

4. TO APPROVE THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

5. TO APPROVE AMENDMENTS TO THE COMPANY'S ARTICLES OF INCORPORATION TO ALLOW THE BOARD TO FIX THE AUTHORIZED NUMBER OF DIRECTORS AT A MEETING SUBJECT TO STOCKHOLDER APPROVAL AND TO REFLECT CHANGES TO THE CURACAO CIVIL CODE.

6. TO APPROVE A RESOLUTION TO FIX THE NUMBER OF DIRECTORS CONSTITUTING THE BOARD OF DIRECTORS AT NOT MORE THAN 12, SUBJECT TO APPROVAL OF ITEM 5.

7. TO APPROVE OUR AMENDED AND RESTATED FRENCH SUB-PLAN FOR PURPOSES OF QUALIFICATION UNDER FRENCH LAW, TO PROVIDE RECIPIENTS OF EQUITY GRANTS THEREUNDER WITH PREFERENTIAL TAX TREATMENT UNDER FRENCH LAW.

		For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
WHIRLPOOL CORPORATION 963320-106 April 19, 2016

1A. ELECTION OF DIRECTOR: SAMUEL R. ALLEN

1B. ELECTION OF DIRECTOR: MARC R. BITZER

1C. ELECTION OF DIRECTOR: GARY T. DICAMILLO

1D. ELECTION OF DIRECTOR: DIANE M. DIETZ

1E. ELECTION OF DIRECTOR: GERRI T. ELLIOTT

1F. ELECTION OF DIRECTOR: JEFF M. FETTIG

1G. ELECTION OF DIRECTOR: MICHAEL F. JOHNSTON

1H. ELECTION OF DIRECTOR: JOHN D. LIU

1I. ELECTION OF DIRECTOR: HARISH MANWANI

1J. ELECTION OF DIRECTOR: WILLIAM D. PEREZ

1K. ELECTION OF DIRECTOR: MICHAEL D. WHITE

2. ADVISORY VOTE TO APPROVE WHIRLPOOL'S EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS WHIRLPOOL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
SHERWIN-WILLIAMS COMPANY 824348-106 April 20, 2016

1A. ELECTION OF DIRECTOR: A.F. ANTON

1B. ELECTION OF DIRECTOR: C.M. CONNOR

1C. ELECTION OF DIRECTOR: D.F. HODNIK

1D. ELECTION OF DIRECTOR: T.G. KADIEN

1E. ELECTION OF DIRECTOR: R.J. KRAMER

1F. ELECTION OF DIRECTOR: S.J. KROPF

1G. ELECTION OF DIRECTOR: J.G. MORIKIS

1H. ELECTION OF DIRECTOR: C.A. POON

1I. ELECTION OF DIRECTOR: J.M. STROPKI

1J. ELECTION OF DIRECTOR: M. THORNTON III

1K. ELECTION OF DIRECTOR: S.H. WUNNING

2. ADVISORY APPROVAL OF COMPENSATION OF THE NAMED EXECUTIVES.

3. APPROVAL OF THE 2006 STOCK PLAN FOR NONEMPLOYEE DIRECTORS (AMENDED AND RESTATED AS OF APRIL 20, 2016).

4. RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
LKQ CORPORATION 501889-208 May 2, 2016

1A. ELECTION OF DIRECTOR: SUKHPAL SINGH AHLUWALIA

1B. ELECTION OF DIRECTOR: A. CLINTON ALLEN

1C. ELECTION OF DIRECTOR: ROBERT M. HANSER

1D. ELECTION OF DIRECTOR: JOSEPH M. HOLSTEN

1E. ELECTION OF DIRECTOR: BLYTHE J. McGARVIE

1F. ELECTION OF DIRECTOR: PAUL M. MEISTER

1G. ELECTION OF DIRECTOR: JOHN F. O'BRIEN

1H. ELECTION OF DIRECTOR: GUHAN SUBRAMANIAN

1I. ELECTION OF DIRECTOR: ROBERT L. WAGMAN

1J. ELECTION OF DIRECTOR: WILLIAM  M. WEBSTER, IV

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. RE-APPROVAL OF OUR MANAGEMENT INCENTIVE PLAN TO MAINTAIN ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

4. RE-APPROVAL OF, AND APPROVAL OF AN AMENDMENT TO, OUR LONG TERM INCENTIVE PLAN TO MAINTAIN QUALIFICATION OF PAYOUTS UNDER THE PLAN AS TAX-DEDUCTIBLE PERFORMANCE-BASED COMPENSATION.

5. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TRIMBLE NAVIGATION LIMITED 896239-100 May 2, 2016

1. DIRECTOR

STEVEN W. BERGLUND

MERIT E. JANOW

ULF J. JOHANSSON

MEAGHAN LLOYD

RONALD S. NERSESIAN

MARK S. PEEK

NICKOLAS W. VANDE STEEG

BORJE EKHOLM

KAIGHAM (KEN) GABRIEL

2. TO HOLD AN ADVISORY VOTE ON APPROVING THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 30, 2016.

4. TO APPROVE THE REINCORPORATION OF THE COMPANY FROM CALIFORNIA TO DELAWARE.

		For All For For For	For All For For For	Management Management Management Management
EXPRESS SCRIPTS HOLDING COMPANY 30219G-108 May 4, 2016

1A. ELECTION OF DIRECTOR: MAURA C. BREEN

1B. ELECTION OF DIRECTOR: WILLIAM J. DELANEY

1C. ELECTION OF DIRECTOR: ELDER GRANGER, MD, MG, USA (RETIRED)

1D. ELECTION OF DIRECTOR: NICHOLAS J. LAHOWCHIC

1E. ELECTION OF DIRECTOR: THOMAS P. MAC MAHON

1F. ELECTION OF DIRECTOR: FRANK MERGENTHALER

1G. ELECTION OF DIRECTOR: WOODROW A. MYERS, JR., MD

1H. ELECTION OF DIRECTOR: RODERICK A. PALMORE

1I. ELECTION OF DIRECTOR: GEORGE PAZ

1J. ELECTION OF DIRECTOR: WILLIAM L. ROPER, MD, MPH

1K. ELECTION OF DIRECTOR: SEYMOUR STERNBERG

1L. ELECTION OF DIRECTOR: TIMOTHY WENTWORTH

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2016.

3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

4. TO APPROVE AND RATIFY THE EXPRESS SCRIPTS HOLDING COMPANY 2016 LONGTERM INCENTIVE PLAN.

5. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.

6. STOCKHOLDER PROPOSAL REGARDING POLITICAL ACTIVITIES DISCLOSURE.

		For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
CHURCH & DWIGHT CO., INC. 171340-102 May 5, 2016

1A. ELECTION OF DIRECTOR: MATTHEW T. FARRELL

1B. ELECTION OF DIRECTOR: BRADLEY C. IRWIN

1C. ELECTION OF DIRECTOR: PENRY W. PRICE

1D. ELECTION OF DIRECTOR: ARTHUR B. WINKLEBLACK

2. ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

		For For For For For For	For For For For For For	Management Management Management Management Management Management
ABBVIE, INC. 00287Y-109 May 6, 2016

1. DIRECTOR

WILLIAM H.L. BURNSIDE

BRETT J. HART

EDWARD J. RAPP

2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016

3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION

4. APPROVAL OF A MANAGEMENT PROPOSAL REGARDING THE ANNUAL ELECTION OF DIRECTORS

5. APPROVAL OF THE MATERIAL TERMS OF PERFORMANCE GOALS UNDER THE ABBVIE PERFORMANCE INCENTIVE PLAN

6. STOCKHOLDER PROPOSAL - DRUG DISPOSAL REPORT

7. STOCKHOLDER PROPOSAL - LOBBYING REPORT

		For All For For For For Against Against	For All For For For For Against Against	Management Management Management Management Management Shareholder Shareholder
GILEAD SCIENCES, INC. 375558-103 May 11, 2016

1A. ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D.

1B. ELECTION OF DIRECTOR: KEVIN E. LOFTON

1C. ELECTION OF DIRECTOR: JOHN W. MADIGAN

1D. ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D.

1E. ELECTION OF DIRECTOR: JOHN F. MILLIGAN, PH.D.

1F. ELECTION OF DIRECTOR: NICHOLAS G. MOORE

1G. ELECTION OF DIRECTOR: RICHARD J. WHITLEY, M.D.

1H. ELECTION OF DIRECTOR: GAYLE E. WILSON

1I. ELECTION OF DIRECTOR: PER WOLD-OLSEN

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

3. TO APPROVE THE AMENDED AND RESTATED GILEAD SCIENCES, INC. CODE SECTION 162(M) BONUS PLAN.

4. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.

5. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
ROBERT HALF INTERNATIONAL, INC. 770323-103 May 16, 2016

1. DIRECTOR

ANDREW S. BERWICK, JR.

HAROLD M. MESSMER, JR.

MARC H. MORIAL

BARBARA J. NOVOGRADAC

ROBERT J. PACE

FREDERICK A. RICHMAN

M. KEITH WADDELL

2. RATIFICATION OF APPOINTMENT OF AUDITOR.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

		For All For For	For All For For	Management Management Management
ON SEMICONDUCTOR CORPORATION 682189-105 May 18, 2016

1.1 ELECTION OF CLASS II DIRECTOR: ALAN CAMPBELL

1.2 ELECTION OF CLASS II DIRECTOR: GILLES DELFASSY

1.3 ELECTION OF CLASS II DIRECTOR: EMMANUEL T. HERNANDEZ

1.4 ELECTION OF CLASS II DIRECTOR: J. DANIEL MCCRANIE

1.5 ELECTION OF CLASS II DIRECTOR: TERESA M. RESSEL

2. TO VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
SOUTHWEST AIRLINES CO. 844741-108 May 18, 2016

1A. ELECTION OF DIRECTOR: DAVID W. BIEGLER

1B. ELECTION OF DIRECTOR: J. VERONICA BIGGINS

1C. ELECTION OF DIRECTOR: DOUGLAS H. BROOKS

1D. ELECTION OF DIRECTOR: WILLIAM H. CUNNINGHAM

1E. ELECTION OF DIRECTOR: JOHN G. DENISON

1F. ELECTION OF DIRECTOR: THOMAS W. GILLIGAN

1G. ELECTION OF DIRECTOR: GARY C. KELLY

1H. ELECTION OF DIRECTOR: GRACE D. LIEBLEIN

1I. ELECTION OF DIRECTOR: NANCY B. LOEFFLER

1J. ELECTION OF DIRECTOR: JOHN T. MONTFORD

1K. ELECTION OF DIRECTOR: RON RICKS

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

4. ADVISORY VOTE ON SHAREHOLDER PROPOSAL TO ADOPT A SHAREHOLDER PROXY ACCESS BYLAW.

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
THERMO FISHER SCIENTIFIC, INC. 883556-102 May 18, 2016

1A. ELECTION OF DIRECTOR: MARC N. CASPER

1B. ELECTION OF DIRECTOR: NELSON J. CHAI

1C. ELECTION OF DIRECTOR: C. MARTIN HARRIS

1D. ELECTION OF DIRECTOR: TYLER JACKS

1E. ELECTION OF DIRECTOR: JUDY C. LEWENT

1F. ELECTION OF DIRECTOR: THOMAS J. LYNCH

1G. ELECTION OF DIRECTOR: JIM P. MANZI

1H. ELECTION OF DIRECTOR: WILLIAM G. PARRETT

1I. ELECTION OF DIRECTOR: SCOTT M. SPERLING

1J. ELECTION OF DIRECTOR: ELAINE S. ULLIAN

2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2016.

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
ROYAL CARIBBEAN CRUISES, LTD. V7780T-103 May 20, 2016

1A. ELECTION OF DIRECTOR: JOHN F. BROCK

1B. ELECTION OF DIRECTOR: RICHARD D. FAIN

1C. ELECTION OF DIRECTOR: WILLIAM L. KIMSEY

1D. ELECTION OF DIRECTOR: MARITZA G. MONTIEL

1E. ELECTION OF DIRECTOR: ANN S. MOORE

1F. ELECTION OF DIRECTOR: EYAL M. OFER

1G. ELECTION OF DIRECTOR: THOMAS J. PRITZKER

1H. ELECTION OF DIRECTOR: WILLIAM K. REILLY

1I. ELECTION OF DIRECTOR: BERNT REITAN

1J. ELECTION OF DIRECTOR: VAGN O. SORENSEN

1K. ELECTION OF DIRECTOR: DONALD THOMPSON

1.L. ELECTION OF DIRECTOR: ARNE ALEXANDER WILHELMSEN

2. ADVISORY APPROVAL OF THE COMPANY'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS.

3. APPROVAL OF THE AMENDED AND RESTATED 2008 EQUITY INCENTIVE PLAN.

4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

5. THE SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.

		For For For For For For For For For For For For For For For None	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
ALPHABET, INC. 38259P508 June 8, 2016

1. DIRECTOR

LARRY PAGE

SERGEY BRIN

ERIC E. SCHMIDT

L. JOHN DOERR

DIANE B. GREENE

JOHN L. HENNESSY

ANN MATHER

ALAN R. MULALLY

PAUL S. OTELLIINI

K. RAM SHRIRAM

SHIRLEY M. TILGHMAN

2. THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS ALPHABET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

3. THE APPROVAL OF AMENDMENTS TO ALPHABET'S 2012 STOCK PLAN TO ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

4. THE APPROVAL OF AN AMENDMENT TO THE FOURTH AMENDED AND RESTATED CERTIFICATE OF INCORPORATION OF GOOGLE INC., ALPHABET'S WHOLLY OWNED SUBSIDIARY, TO REMOVE A PROVISION THAT REQUIRES THE VOTE OF THE STOCKHOLDERS OF ALPHABET, IN ADDITION TO THE VOTE OF ALPHABET (AS SOLE STOCKHOLDER), IN ORDER FOR GOOGLE TO TAKE CERTAIN ACTIONS.

5. A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.

6. A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.

7. A STOCKHOLDER PROPOSAL REGARDING A POLITICAL  CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE MEETING.

8. A STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.

9. A STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIRMAN OF THE BOARD POLICY, IF PROPERLY PRESENTED AT THE MEETING.

10. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON GENDER PAY, IF PROPERLY PRESENTED AT THE MEETING.

		For All For For For Against Against Against Against Against Against	For All For Against For Against Against Against Against Against Against	Management Management Management Management Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder
AFFILIATED MANAGERS GROUP, INC. 008252-108 June 14, 2016

1A. ELECTION OF DIRECTOR: SAMUEL T. BYRNE

1B. ELECTION OF DIRECTOR: DWIGHT D. CHURCHILL

1C. ELECTION OF DIRECTOR: GLENN EARLE

1D. ELECTION OF DIRECTOR: NIALL FERGUSON

1E. ELECTION OF DIRECTOR: SEAN M. HEALEY

1F. ELECTION OF DIRECTOR: TRACY P. PALANDJIAN

1G. ELECTION OF DIRECTOR: PATRICK T. RYAN

1H. ELECTION OF DIRECTOR: JIDE J. ZEITLIN

2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.

		For For For For For For For For For For	For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management
COGNIZANT TECHNOLOGY SOLUTIONS, CORP. 192446-102 June 15, 2016

1A. ELECTION OF DIRECTOR: ZEIN ABDALLA

1B. ELECTION OF DIRECTOR: MAUREEN BREAKIRON-EVANS

1C. ELECTION OF DIRECTOR: JONATHAN CHADWICK

1D. ELECTION OF DIRECTOR: FRANCISCO D'SOUZA

1E. ELECTION OF DIRECTOR: JOHN N. FOX

1F. ELECTION OF DIRECTOR: JOHN E. KLEIN

1G. ELECTION OF DIRECTOR: LEO S. MACKAY, JR.

1H. ELECTION OF DIRECTOR: LAKSHMI NARAYANAN

1I. ELECTION OF DIRECTOR: MICHAEL PATSALOS-FOX

1J. ELECTION OF DIRECTOR: ROBERT E. WEISSMAN

1K. ELECTION OF DIRECTOR: THOMAS M. WENDEL

2. APPROVAL, ON AN ADVISORY (NONBINDING) BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016.

4. STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
CELGENE CORPORATION 151020-104 June 15, 2016

1. DIRECTOR

ROBERT J. HUGIN

MARK J. ALLES

RICHARD W. BARKER D. PHIL

MICHAEL W. BONNEY

MICHAEL D. CASEY

CARRIE S. COX

JACQUALYN A. FOUSE, PHD

MICHAEL A. FRIEDMAN, MD

JULIA A. HALLER, M.D.

GILLA S. KAPLAN, PH.D.

JAMES J. LOUGHLIN

ERNEST MARIO, PH.D.

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2008 STOCK INCENTIVE PLAN.

4. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

5. RATIFICATION OF AN AMENDMENT TO THE COMPANY'S BY-LAWS.

6. STOCKHOLDER PROPOSAL TO REQUEST A BY-LAW PROVISION GRANTING STOCKHOLDERS THE RIGHT TO CALL SPECIAL MEETINGS, DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT.

7. STOCKHOLDER PROPOSAL TO REQUEST A PROXY ACCESS BY-LAW PROVISION, DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT.

		For All For For For For Against Against	For All For Against Against For Against Against	Management Management Management Management Management Shareholder Shareholder
DOLLAR TREE, INC. 256746-108 June 16, 2016

1A. ELECTION OF DIRECTOR: ARNOLD S. BARRON

1B. ELECTION OF DIRECTOR: GREGORY M. BRIDGEFORD

1C. ELECTION OF DIRECTOR: MACON F. BROCK, JR.

1D. ELECTION OF DIRECTOR: MARY ANNE CITRINO

1E. ELECTION OF DIRECTOR: H. RAY COMPTON

1F. ELECTION OF DIRECTOR: CONRAD M. HALL

1G. ELECTION OF DIRECTOR: LEMUEL E. LEWIS

1H. ELECTION OF DIRECTOR: BOB SASSER

1I. ELECTION OF DIRECTOR: THOMAS A. SAUNDERS III

1J. ELECTION OF DIRECTOR: THOMAS E. WHIDDONG

1K. ELECTION OF DIRECTOR: CARL P. ZEITHAML

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

3. TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4. TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE OMNIBUS INCENTIVE PLAN

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TIME WARNER, INC. 887317-303 June 17, 2016

1A. ELECTION OF DIRECTOR: JAMES L. BARKSDALE

1B. ELECTION OF DIRECTOR: WILLIAM P. BARR

1C. ELECTION OF DIRECTOR: JEFFREY L. BEWKES

1D. ELECTION OF DIRECTOR: STEPHEN F. BOLLENBACH

1E. ELECTION OF DIRECTOR: ROBERT C. CLARK

1F. ELECTION OF DIRECTOR: MATHIAS DOPFNER

1G. ELECTION OF DIRECTOR: JESSICA P. EINHORN

1H. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1I. ELECTION OF DIRECTOR: FRED HASSAN

1J. ELECTION OF DIRECTOR: PAUL D. WACHTER

1K. ELECTION OF DIRECTOR: DEBORAH C. WRIGHT

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
MASTERCARD INCORPORATED 57636Q-104 June 28, 2016

1A. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE

1B. ELECTION OF DIRECTOR: AJAY BANGA

1C. ELECTION OF DIRECTOR: SILVIO BARZI

1D. ELECTION OF DIRECTOR: DAVID R. CARLUCCI

1E. ELECTION OF DIRECTOR: STEVEN J. FREIBERG

1F. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI

1G. ELECTION OF DIRECTOR: MERIT E. JANOW

1H. ELECTION OF DIRECTOR: NANCY J. KARCH

1I. ELECTION OF DIRECTOR: OKI MATSUMOTO

1J. ELECTION OF DIRECTOR: RIMA QURESHI

1K. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES

1L. ELECTION OF DIRECTOR: JACKSON TAI

2. ADVISORY APPROVAL OF MASTERCARD'S EXECUTIVE COMPENSATION

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MASTERCARD FOR 2016

		For For For For For For For For For For For For For For	For For For For For For Against For Against Against For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management

Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Core Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
BE AEROSPACE, INC. 073302-101 July 30, 2015

1. DIRECTOR

1) RICHARD G. HAMERMESH

2) DAVID J. ANDERSON

2. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

3. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.

4.PROPOSAL TO AMEND THE B/E AEROSPACE, INC. AMENDED AND RESTATED NON-EMPLOYEE DIRECTORS STOCK AND DEFERRED COMPENSATION PLAN.

		For For For For	For All Against For Against	Management Management Management Management
FEDEX CORPORATION 31428X-106 September 28, 2015

1A. ELECTION OF DIRECTOR: JAMES L. BARKSDALE

1B. ELECTION OF DIRECTOR: JOHN A. EDWARDSON

1C. ELECTION OF DIRECTOR: MARVIN R. ELLISON

1D. ELECTION OF DIRECTOR: KIMBERLY A. JABAL

1E. ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON

1F. ELECTION OF DIRECTOR: GARY W. LOVEMAN

1G. ELECTION OF DIRECTOR: R. BRAD MARTIN

1H. ELECTION OF DIRECTOR: JOSHUA COOPER RAMO

1I. ELECTION OF DIRECTOR: SUSAN C. SCHWAB

1J. ELECTION OF DIRECTOR: FREDERICK W. SMITH

1K. ELECTION OF DIRECTOR: DAVID P. STEINER

1L. ELECTION OF DIRECTOR: PAUL S. WALSH

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

4. STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.

5. STOCKHOLDER PROPOSAL REGARDING TAX PAYMENTS ON RESTRICTED STOCK AWARDS.

6.STOCKHOLDER PROPOSAL REGARDING RECOVERY OF UNEARNED MANAGEMENT BONUSES.

7.STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS FOR SHAREHOLDERS.

8. STOCKHOLDER PROPOSAL REGARDING POLITICAL DISCLOSURE AND ACCOUNTABILITY.

9. STOCKHOLDER PROPOSAL REGARDING POLITICAL LOBBYING AND CONTRIBUTIONS.

10.STOCKHOLDER PROPOSAL REGARDING ALIGNMENT BETWEEN CORPORATE VALUES AND POLITICAL CONTRIBUTIONS.

		For For For For For For For For For For For For For For Against Against Against Against Against Against Against	For For For For For For For For For For For For For For Against Against Against Against Against Against Against

Management

Management

Management

Management

Management

Management

Management

Management

Management

Management

Management

Management

Management

Management

Shareholder

Shareholder

Shareholder

Shareholder

Shareholder

Shareholder

Shareholder

CHUBB CORPORATION 171232-101 October 22, 2015

1.A PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER (AS IT MAY BE AMENDED FROM TIME TO TIME, THE "MERGER AGREEMENT") BY AND AMONG ACE LIMITED, WILLIAM INVESTMENT HOLDINGS CORPORATION AND THE CHUBB CORPORATION ("CHUBB").

2. A PROPOSAL TO APPROVE, BY ADVISORY (NON-BINDING) VOTE, CERTAIN COMPENSATION ARRANGEMENTS FOR CHUBB'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

3. A PROPOSAL TO APPROVE ONE OR MORE ADJOURNMENTS OF THE CHUBB SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES TO APPROVE THE MERGER AGREEMENT AT THE TIME OF THE CHUBB SPECIAL MEETING.

		For For For	For For For	Management Management Management
MICROSOFT CORPORATION 594918-104 December 2, 2015

1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III

1B. ELECTION OF DIRECTOR: TERI L. LISTSTOLL

1C. ELECTION OF DIRECTOR: G. MASON MORFIT

1D. ELECTION OF DIRECTOR: SATYA NADELLA

1E. ELECTION OF DIRECTOR: CHARLES H. NOSKI

1F. ELECTION OF DIRECTOR: HELMUT PANKE

1G. ELECTION OF DIRECTOR: SANDRA E. PETERSON

1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF

1I. ELECTION OF DIRECTOR: JOHN W. STANTON

1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON

1K. ELECTION OF DIRECTOR: PADMASREE WARRIOR

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION

3. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2016

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
ANTHEM, INC. 036752-103 December 3, 2015

1. TO APPROVE THE ISSUANCE OF ANTHEM, INC. COMMON STOCK, PAR VALUE $0.01 PER SHARE ("ANTHEM COMMON STOCK"), TO CIGNA CORPORATION SHAREHOLDERS IN THE MERGER BETWEEN ANTHEM MERGER SUB CORP., A DELAWARE CORPORATION AND WHOLLY OWNED SUBSIDIARY OF ANTHEM, INC., AND CIGNA CORPORATION PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 23, 2015, AMONG ANTHEM, ANTHEM MERGER SUB CORP. AND CIGNA CORPORATION, AS IT MAY BE AMENDED FROM TIME TO TIME (THE "MERGER AGREEMENT").

2. TO APPROVE THE ADJOURNMENT OF THE ANTHEM SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE ISSUANCE OF ANTHEM COMMON STOCK PURSUANT TO THE MERGER AGREEMENT.

		For For	For For	Management Management
JOHNSON CONTROLS, INC. 478366-107 January 27, 2016

1. DIRECTOR

DAVID P. ABNEY

NATALIE A. BLACK

JULIE L. BUSHMAN

RAYMOND L. CONNER

RICHARD GOODMAN

JEFFREY A. JOERRES

WILLIAM H. LACY

ALEX A. MOLINAROLI

J.P.DEL VALLE PEROCHENA

MARK P. VERGNANO

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

3. TO APPROVE ON AN ADVISORY BASIS OUR NAMED EXECUTIVE OFFICER COMPENSATION.

4. CONSIDERATION OF A SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS, IF PROPERLY PRESENTED.

		For All For For Against	For All For For Against	Management Management Management Shareholder
FRANKLIN RESOURCES, INC. 354613-101 February 17, 2016

1A. ELECTION OF DIRECTOR: PETER K. BARKER

1B. ELECTION OF DIRECTOR: MARIANN BYERWALTER

1C. ELECTION OF DIRECTOR: CHARLES E. JOHNSON

1D. ELECTION OF DIRECTOR: GREGORY E. JOHNSON

1E. ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.

1F. ELECTION OF DIRECTOR: MARK C. PIGOTT

1G. ELECTION OF DIRECTOR: CHUTTA RATNATHICAM

1H. ELECTION OF DIRECTOR: LAURA STEIN

1I. ELECTION OF DIRECTOR: SETH H. WAUGH

1J. ELECTION OF DIRECTOR: GEOFFREY Y. YANG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2016.

3. A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.

		For For For For For For For For For For For Against	For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder
THE WALT DISNEY COMPANY 254687-106 March 3, 2016

1A. ELECTION OF DIRECTOR: SUSAN E. ARNOLD

1B. ELECTION OF DIRECTOR: JOHN S. CHEN

1C. ELECTION OF DIRECTOR: JACK DORSEY

1D. ELECTION OF DIRECTOR: ROBERT A. IGER

1E. ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO

1F. ELECTION OF DIRECTOR: FRED H. LANGHAMMER

1G. ELECTION OF DIRECTOR: AYLWIN B. LEWIS

1H. ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT

1I. ELECTION OF DIRECTOR: MARK G. PARKER

1J. ELECTION OF DIRECTOR: SHERYL K. SANDBERG

1K. ELECTION OF DIRECTOR: ORIN C. SMITH

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2016.

3. TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.

4. TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION.

5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO SIMPLE MAJORITY VOTE.

6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For Against For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
AMERISOURCEBERGEN CORPORATION 03073E-105 March 3, 2016

1A. ELECTION OF DIRECTOR: ORNELLA BARRA

1B. ELECTION OF DIRECTOR: STEVEN H. COLLIS

1C. ELECTION OF DIRECTOR: DOUGLAS R. CONANT

1D. ELECTION OF DIRECTOR: D. MARK DURCAN

1E. ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER

1F. ELECTION OF DIRECTOR: LON R. GREENBERG

1G. ELECTION OF DIRECTOR: JANE E. HENNEY, M.D.

1H. ELECTION OF DIRECTOR: KATHLEEN W. HYLE

1I. ELECTION OF DIRECTOR: MICHAEL J. LONG

1J. ELECTION OF DIRECTOR: HENRY W. MCGEE

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. APPROVAL OF A STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.

		For For For For For For For For For For For For Against	For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
APPLIED MATERIALS, INC. 038222-105 March 10, 2016

1A. ELECTION OF DIRECTOR: WILLEM  P. ROELANDTS

1B. ELECTION OF DIRECTOR: XUM (ERIC) CHEN

1C. ELECTION OF DIRECTOR: AART J. DE GEUS

1D. ELECTION OF DIRECTOR: GARY E. DICKERSON

1E. ELECTION OF DIRECTOR: STEPHEN R. FORREST

1F. ELECTION OF DIRECTOR: THOMAS J. IANNOTTI

1G. ELECTION OF DIRECTOR: SUSAN M. JAMES

1H. ELECTION OF DIRECTOR: ALEXANDER A. KARSNER

1I. ELECTION OF DIRECTOR: ADRIANNA C. MA

1J. ELECTION OF DIRECTOR: DENNIS D. POWELL

IK. ELECTION OF DIRECTOR: ROBERT H. SWAN

2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF APPLIED MATERIALS' NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

4. STOCKHOLDER PROPOSAL TITLED "SHAREHOLDER PROXY ACCESS."

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
SANDISK CORPORATION 80004C-101 March 15, 2016

1. TO APPROVE THE ADOPTION OF THE AGREEMENT AND PLAN OF MERGER (AS IT MAY BE AMENDED FROM TIME TO TIME, THE "MERGER AGREEMENT"), DATED AS OF OCTOBER 21, 2015, BY AND AMONG WESTERN DIGITAL CORPORATION, SCHRADER ACQUISITION CORPORATION ("MERGER SUB") AND SANDISK CORPORATION ("SANDISK"), THE MERGER OF MERGER SUB WITH AND INTO SANDISK, WITH SANDISK CONTINUING AS THE SURVIVING CORPORATION OF SUCH MERGER (SUCH MERGER, THE "MERGER") AND THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT (THE "MERGER PROPOSAL").

2. TO ADJOURN THE SANDISK SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE MERGER PROPOSAL.

3. TO APPROVE, BY NON-BINDING, ADVISORY VOTE,  COMPENSATION THAT WILL OR MAY BE PAID OR BECOME PAYABLE BY SANDISK TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

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MALLINCKRODT PLC G5785G-107 March 16, 2016

1A. ELECTION OF DIRECTOR: MELVIN D. BOOTH

1B. ELECTION OF DIRECTOR: DAVID R. CARLUCCI

1C. ELECTION OF DIRECTOR: J. MARTIN CARROLL

1D. ELECTION OF DIRECTOR: DIANE H. GULYAS

1E. ELECTION OF DIRECTOR: NANCY S. LURKER

1F. ELECTION OF DIRECTOR: JOANN A. REED

1G. ELECTION OF DIRECTOR: ANGUS C. RUSSELL

1H. ELECTION OF DIRECTOR: VIRGIL D. THOMPSON

1I. ELECTION OF DIRECTOR: MARK C. TRUDEAU

1J. ELECTION OF DIRECTOR: KNEELAND C. YOUNGBLOOD, M. D.

IK. ELECTION OF DIRECTOR: JOSEPH A. ZACCAGNINO

2. APPROVE, IN A NON-BINDING VOTE, THE RE-APPOINTMENT OF THE INDEPENDENT AUDITORS AND TO AUTHORIZE, IN A BINDING VOTE, THE AUDIT COMMITTEE TO SET THE AUDITORS' REMUNERATION.

3. APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. APPROVE THE MALLINCKRODT PHARMACEUTICALS 2016 EMPLOYEE STOCK PURCHASE PLAN.

5. AUTHORIZE THE COMPANY AND/OR ANY SUBSIDIARY TO MAKE MARKET PURCHASES OR OVERSEAS MARKET PURCHASES OF COMPANY SHARES.

6. AUTHORIZE THE PRICE RANGE AT WHICH THE COMPANY CAN RE-ALLOT SHARES IT HOLDS AS TREASURY SHARES (SPECIAL RESOLUTION).

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AES CORPORATION 00130H-105 April 21, 2016

1A. ELECTION OF DIRECTOR: ANDRES GLUSKI

1B. ELECTION OF DIRECTOR: CHARLES L. HARRINGTON

1C. ELECTION OF DIRECTOR: KRISTINA M. JOHNSON

1D. ELECTION OF DIRECTOR: TARUN KHANNA

1E. ELECTION OF DIRECTOR: HOLLY K. KOEPPEL

1F. ELECTION OF DIRECTOR: PHILIP LADER

1G. ELECTION OF DIRECTOR: JAMES H. MILLER

1H. ELECTION OF DIRECTOR: JOHN B. MORSE, JR.

1I. ELECTION OF DIRECTOR: MOISES NAIM

1J. ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR 2016.

3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

4. IF PROPERLY PRESENTED, A NONBINDING STOCKHOLDER PROPOSAL SEEKING A REPORT ON COMPANY POLICIES AND TECHNOLOGICAL ADVANCES.

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PNC FINANCIAL SERVICES GROUP, INC. 693475-105 April 26, 2016

1A. ELECTION OF DIRECTOR: CHARLES E. BUNCH

1B. ELECTION OF DIRECTOR: MARJORIE RODGERS CHESHIRE

1C. ELECTION OF DIRECTOR: WILLIAM S. DEMCHAK

1D. ELECTION OF DIRECTOR: ANDREW T. FELDSTEIN

1E. ELECTION OF DIRECTOR: DANIEL R. HESSE

1F. ELECTION OF DIRECTOR: KAY COLES JAMES

1G. ELECTION OF DIRECTOR: RICHARD B. KELSON

1H. ELECTION OF DIRECTOR: JANE G. PEPPER

1I. ELECTION OF DIRECTOR: DONALD J. SHEPARD

1J. ELECTION OF DIRECTOR: LORENE K. STEFFES

IK. ELECTION OF DIRECTOR: DENNIS F. STRIGL

1L. ELECTION OF DIRECTOR: MICHAEL J. WARD

1M.ELECTION OF DIRECTOR: GREGORY D. WASSON

2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

3. APPROVAL OF 2016 INCENTIVE AWARD PLAN.

4. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

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AVERY DENNISON CORPORATION 053611-109 April 28, 2016

1A. ELECTION OF DIRECTOR: BRADLEY ALFORD

1B. ELECTION OF DIRECTOR: ANTHONY ANDERSON

1C. ELECTION OF DIRECTOR: PETER BARKER

1D. ELECTION OF DIRECTOR: MITCHELL BUTIER

1E. ELECTION OF DIRECTOR: KEN HICKS

1F. ELECTION OF DIRECTOR: DAVID PYOTT

1G. ELECTION OF DIRECTOR: DEAN SCARBOROUGH

1H. ELECTION OF DIRECTOR: PATRICK SIEWERT

1I. ELECTION OF DIRECTOR: JULIA STEWART

1J. ELECTION OF DIRECTOR: MARTHA SULLIVAN

2. APPROVAL, ON AN ADVISORY BASIS, OF OUR EXECUTIVE COMPENSATION.

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

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AT&T, INC. 00206R-102 April 29, 2016

1A. ELECTION OF DIRECTOR: RANDALL L. STEPHENSON

1B. ELECTION OF DIRECTOR: SAMUEL A. DIPIAZZA, JR.

1C. ELECTION OF DIRECTOR: RICHARD W. FISHER

1D. ELECTION OF DIRECTOR: SCOTT T. FORD

1E. ELECTION OF DIRECTOR: GLENN H. HUTCHINS

1F. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1G. ELECTION OF DIRECTOR: MICHAEL B. McCALLISTER

1H. ELECTION OF DIRECTOR: BETH E. MOONEY

1I. ELECTION OF DIRECTOR: JOYCE M. ROCHE

1J. ELECTION OF DIRECTOR: MATTHEW K. ROSE

IK. ELECTION OF DIRECTOR: CYNTHIA B. TAYLOR

1L. ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. APPROVAL OF 2016 INCENTIVE PLAN.

5. POLITICAL SPENDING REPORT.

6. LOBBYING REPORT.

7. INDEPENDENT BOARD CHAIRMAN.

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OCCIDENTAL PETROLEUM CORP. 674599-105 April 29, 2016

1A. ELECTION OF DIRECTOR: SPENCER ABRAHAM

1B. ELECTION OF DIRECTOR: HOWARD I. ATKINS

1C. ELECTION OF DIRECTOR: EUGENE L. BATCHELDER

1D. ELECTION OF DIRECTOR: STEPHEN I. CHAZEN

1E. ELECTION OF DIRECTOR: JOHN E. FEICK

1F. ELECTION OF DIRECTOR: MARGARET M. FORAN

1G. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1H. ELECTION OF DIRECTOR: VICKI A. HOLLUB

1I. ELECTION OF DIRECTOR: WILLIAM R. KLESSE

1J. ELECTION OF DIRECTOR: AVEDICK B. POLADIAN

IK. ELECTION OF DIRECTOR: ELISSE B. WALTER

2. ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION

3. RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS

4. REVIEW PUBLIC POLICY ADVOCACY ON CLIMATE

5. CARBON LEGISLATION IMPACT ASSESSMENT

6. SPECIAL SHAREOWNER MEETINGS

7. METHANE EMISSIONS AND FLARING

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PEPSICO, INC. 713448-108 May 4, 2016

1A. ELECTION OF DIRECTOR: SHONA L. BROWN

1B. ELECTION OF DIRECTOR: GEORGE W. BUCKLEY

1C. ELECTION OF DIRECTOR: CESAR CONDE

1D. ELECTION OF DIRECTOR: IAN M. COOK

1E. ELECTION OF DIRECTOR: DINA DUBLON

1F. ELECTION OF DIRECTOR: RONA A. FAIRHEAD

1G. ELECTION OF DIRECTOR: RICHARD W. FISHER

1H. ELECTION OF DIRECTOR: WILLIAM R. JOHNSON

1I. ELECTION OF DIRECTOR: INDRA K. NOOYI

1J. ELECTION OF DIRECTOR: DAVID C. PAGE

IK. ELECTION OF DIRECTOR: ROBERT C. POHLAD

1L. ELECTION OF DIRECTOR:LLOYD G. TROTTER

1M. ELECTION OF DIRECTOR: DANIEL VASELLA

1N. ELECTION OF DIRECTOR: ALBERTO WEISSER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

4. APPROVAL OF THE RENEWAL AND AMENDMENT OF THE PEPSICO, INC. LONG-TERM INCENTIVE PLAN.

5. ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.

6. REPORT ON MINIMIZING IMPACTS OF NEONICS.

7. POLICY REGARDING HOLY LAND PRINCIPLES.

8. ADOPT QUANTITATIVE RENEWABLE ENERGY TARGETS.

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PENTAIR PLC G7S00T-104 May 10, 2016

1A. ELECTION OF DIRECTOR: GLYNIS A. BRYAN

1B. ELECTION OF DIRECTOR: JERRY W. BURRIS

1C. ELECTION OF DIRECTOR: CAROL ANTHONY (JOHN) DAVIDSON

1D. ELECTION OF DIRECTOR: JACQUES ESCULIER

1E. ELECTION OF DIRECTOR: T. MICHAEL GLENN

1F. ELECTION OF DIRECTOR: DAVID H.Y. HO

1G. ELECTION OF DIRECTOR: RANDALL J. HOGAN

1H. ELECTION OF DIRECTOR: DAVID A. JONES

1I. ELECTION OF DIRECTOR: RONALD L. MERRIMAN

1J. ELECTION OF DIRECTOR: WILLIAM T. MONAHAN

IK. ELECTION OF DIRECTOR: BILLIE IDA WILLIAMSON

2. TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS. (ORDINARY)

3. TO RATIFY, BY NON-BINDING ADVISORY VOTE, THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF PENTAIR PLC AND TO AUTHORIZE, BY BINDING VOTE, THE AUDIT AND FINANCE COMMITTEE TO SET THE AUDITORS' REMUNERATION. (ORDINARY)

4. TO AUTHORIZE THE PRICE RANGE AT WHICH PENTAIR PLC CAN RE-ALLOT SHARES IT HOLDS AS TREASURY SHARES UNDER IRISH LAW. (SPECIAL)

5. TO AMEND PENTAIR PLC'S ARTICLES OF ASSOCIATION TO INCREASE THE MAXIMUM NUMBER OF DIRECTORS FROM ELEVEN TO TWELVE. (ORDINARY)

6A. TO AMEND PENTAIR PLC'S ARTICLES OF ASSOCIATION TO MAKE CERTAIN ADMINISTRATIVE AMENDMENTS. (SPECIAL)

6B. TO AMEND PENTAIR PLC'S MEMORANDUM OF ASSOCIATION TO MAKE CERTAIN ADMINISTRATIVE AMENDMENTS. (SPECIAL)

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SKYWORKS SOLUTIONS, INC. 83088M-102 May 11, 2016

1A. ELECTION OF DIRECTOR: DAVID J. ALDRICH

1B. ELECTION OF DIRECTOR: KEVIN L. BEEBE

1C. ELECTION OF DIRECTOR: TIMOTHY R. FUREY

1D. ELECTION OF DIRECTOR: BALAKRISHNAN S. IYER

1E. ELECTION OF DIRECTOR: CHRISTINE KING

1F. ELECTION OF DIRECTOR: DAVID P. MCGLADE

1G. ELECTION OF DIRECTOR: DAVID J. MCLACHLAN

1H. ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM

2. TO RATIFY THE SELECTION BY THE COMPANY'S AUDIT COMMITTEE OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR FISCAL YEAR 2016.

3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT.

4. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTE PROVISIONS RELATING TO THE AMENDMENT OF THE COMPANY'S BY-LAWS.

5. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTE PROVISIONS RELATING TO STOCKHOLDER APPROVAL OF A MERGER OR CONSOLIDATION, DISPOSITION OF ALL OR SUBSTANTIALLY ALL OF THE COMPANY'S ASSETS, OR ISSUANCE OF A SUBSTANTIAL AMOUNT OF THE COMPANY'S SECURITIES.

6. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTE PROVISIONS RELATING TO STOCKHOLDER APPROVAL OF A BUSINESS COMBINATION WITH ANY RELATED PERSON.

7. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTE PROVISION RELATING TO STOCKHOLDER AMENDMENT OF CHARTER PROVISIONS GOVERNING DIRECTORS.

8. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTE PROVISION RELATING TO STOCKHOLDER AMENDMENT OF THE CHARTER PROVISION GOVERNING ACTION BY STOCKHOLDERS.

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DISCOVER FINANCIAL SERVICES 254709-108 May 12, 2016

1A. ELECTION OF DIRECTOR: JEFFREY S. ARONIN

1B. ELECTION OF DIRECTOR: MARY K. BUSH

1C. ELECTION OF DIRECTOR: GREGORY C. CASE

1D. ELECTION OF DIRECTOR: CANDACE H. DUNCAN

1E. ELECTION OF DIRECTOR: JOSEPH F. EAZOR

1F. ELECTION OF DIRECTOR: CYNTHIA A. GLASSMAN

1G. ELECTION OF DIRECTOR: RICHARD H. LENNY

1H. ELECTION OF DIRECTOR: THOMAS G. MAHERAS

1I. ELECTION OF DIRECTOR: MICHAEL H. MOSKOW

1J. ELECTION OF DIRECTOR: DAVID  W. NELMS

IK. ELECTION OF DIRECTOR: MARK A. THIERER

1L. ELECTION OF DIRECTOR:LAWRENCE A. WEINBACH

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

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VALERO ENERGY CORPORATION 91913Y-100 May 12, 2016

1A. ELECTION OF DIRECTOR: JOSEPH W. GORDER

1B. ELECTION OF DIRECTOR: DEBORAH P. MAJORAS

1C. ELECTION OF DIRECTOR: DONALD L. NICKLES

1D. ELECTION OF DIRECTOR: PHILIP J. PFEIFFER

1E. ELECTION OF DIRECTOR: ROBERT A. PROFUSEK

1F. ELECTION OF DIRECTOR: SUSAN KAUFMAN PURCELL

1G. ELECTION OF DIRECTOR: STEPHEN M. WATERS

1H. ELECTION OF DIRECTOR: RANDALL J. WEISENBURGER

1I. ELECTION OF DIRECTOR: RAYFORD WILKINS, JR.

2. RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

3. APPROVE, BY NON-BINDING VOTE, THE 2015 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. AMEND VALERO'S RESTATED CERTIFICATE OF INCORPORATION TO DELETE ITS RESTRICTION ON STOCKHOLDERS' ABILITY TO REMOVE DIRECTORS WITHOUT CAUSE.

5. REAPPROVE THE 2011 OMNIBUS STOCK INCENTIVE PLAN.

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NUCOR CORPORATION 670346-105 May 13, 2016

1. DIRECTOR

1) JOHN J. FERRIOLA

2) GREGORY J. HAYES

3) VICTORIA F. HAYNES, PHD

4) BERNARD L. KASRIEL

5) CHRISTOPHER J. KEARNEY

6) LAURETTE T. KOELLNER

7) RAYMOND J. MILCHOVICH

8) JOHN H. WALKER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016

3. APPROVAL OF THE AMENDMENT TO NUCOR'S RESTATED CERTIFICATE OF INCORPORATION TO ADOPT A MAJORITY VOTING STANDARD, ELIMINATE CUMULATIVE VOTING AND REMOVE OBSOLETE PROVISIONS

4. STOCKHOLDER PROPOSAL REGARDING NUCOR'S LOBBYING AND CORPORATE SPENDING ON POLITICAL CONTRIBUTIONS

5. STOCKHOLDER PROPOSAL REGARDING GREENHOUSE GAS (GHG) EMISSIONS

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JP MORGAN CHASE & CO. 46625H-100 May 17, 2016

1A. ELECTION OF DIRECTOR: LINDA B. BAMMANN

1B. ELECTION OF DIRECTOR: JAMES A. BELL

1C. ELECTION OF DIRECTOR: CRANDALL C. BOWLES

1D. ELECTION OF DIRECTOR: STEPHEN B. BURKE

1E. ELECTION OF DIRECTOR: JAMES S. CROWN

1F. ELECTION OF DIRECTOR: JAMES DIMON

1G. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1H. ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.

1I. ELECTION OF DIRECTOR: MICHAEL A. NEAL

1J. ELECTION OF DIRECTOR: LEE R. RAYMOND

IK. ELECTION OF DIRECTOR: WILLIAM C. WELDON

2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4. INDEPENDENT BOARD CHAIRMAN - REQUIRE AN INDEPENDENT CHAIR

5. HOW VOTES ARE COUNTED - COUNT VOTES USING ONLY FOR AND AGAINST AND IGNORE ABSTENTIONS

6. VESTING FOR GOVERNMENT SERVICE - PROHIBIT VESTING OF EQUITY-BASED AWARDS FOR SENIOR EXECUTIVES DUE TO VOLUNTARY RESIGNATION TO ENTER GOVERNMENT SERVICE

7. APPOINT A STOCKHOLDER VALUE COMMITTEE - ADDRESS WHETHER DIVESTITURE OF ALL NON-CORE BANKING BUSINESS SEGMENTS WOULD ENHANCE SHAREHOLDER VALUE

8. CLAWBACK AMENDMENT - DEFER COMPENSATION FOR 10 YEARS TO HELP SATISFY ANY MONETARY PENALTY ASSOCIATED WITH VIOLATION OF LAW

9. EXECUTIVE COMPENSATION PHILOSOPHY - ADOPT A BALANCED EXECUTIVE COMPENSATION PHILOSOPHY WITH SOCIAL FACTORS TO IMPROVE THE FIRM'S ETHICAL CONDUCT AND PUBLIC REPUTATION

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ANTHEM, INC. 036752-103 May 18, 2016

1A. ELECTION OF DIRECTOR: LEWIS HAY, III

1B. ELECTION OF DIRECTOR: GEORGE A. SCHAEFER, JR.

1C. ELECTION OF DIRECTOR: JOSEPH R. SWEDISH

1D. ELECTION OF DIRECTOR: ELIZABETH E. TALLETT

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

3. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. IF PROPERLY PRESENTED AT THE MEETING, TO VOTE ON A SHAREHOLDER PROPOSAL REGARDING LOBBYING DISCLOSURE.

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CHUBB LIMITED 171232-101 May 19, 2016

1. APPROVAL OF THE MANAGEMENT REPORT, STANDALONE FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS OF CHUBB LIMITED FOR THE YEAR ENDED DECEMBER 31, 2015

2A. ALLOCATION OF DISPOSABLE PROFIT AND DISTRIBUTION OF A DIVIDEND: ALLOCATION OF DISPOSABLE PROFIT

2B. ALLOCATION OF DISPOSABLE PROFIT AND DISTRIBUTION OF A DIVIDEND: DISTRIBUTION OF A DIVIDEND OUT OF LEGAL RESERVES (BY WAY OF RELEASE AND ALLOCATION TO A DIVIDEND RESERVE)

3. DISCHARGE OF THE BOARD OF DIRECTORS

4A. ELECTION OF AUDITORS: ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR

4B. ELECTION OF AUDITORS: RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP (UNITED STATES) AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PURPOSES OF U.S. SECURITIES LAW REPORTING

4C. ELECTION OF AUDITORS: ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDIT FIRM

5A. ELECTION OF THE BOARD OF DIRECTORS: EVAN G. GREENBERG

5B. ELECTION OF THE BOARD OF DIRECTORS: ROBERT M. HERNANDEZ

5C. ELECTION OF THE BOARD OF DIRECTORS: MICHAEL G. ATIEH

5D. ELECTION OF THE BOARD OF DIRECTORS: SHEILA P. BURKE

5E. ELECTION OF THE BOARD OF DIRECTORS: JAMES I. CASH

5F. ELECTION OF THE BOARD OF DIRECTORS: MARY A. CIRILLO

5G. ELECTION OF THE BOARD OF DIRECTORS: MICHAEL P. CONNORS

5H. ELECTION OF THE BOARD OF DIRECTORS: JOHN EDWARDSON

5I. ELECTION OF THE BOARD OF DIRECTORS: LAWRENCE W. KELLNER

5J. ELECTION OF THE BOARD OF DIRECTORS: LEO F. MULLIN

5K. ELECTION OF THE BOARD OF DIRECTORS: KIMBERLY ROSS

5L. ELECTION OF THE BOARD OF DIRECTORS: ROBERT SCULLY

5M. ELECTION OF THE BOARD OF DIRECTORS: EUGENE B. SHANKS, JR.

5N. ELECTION OF THE BOARD OF DIRECTORS: THEODORE E. SHASTA

5O. ELECTION OF THE BOARD OF DIRECTORS: DAVID SIDWELL

5P. ELECTION OF THE BOARD OF DIRECTORS: OLIVIER STEIMER

5Q. ELECTION OF THE BOARD OF DIRECTORS: JAMES M. ZIMMERMAN

6. ELECTION OF THE CHAIRMAN OF THE BOARD OF DIRECTORS

7A. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS: MICHAEL P. CONNORS

7B. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS: MARY A. CIRILLO

7C. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OFDIRECTORS: ROBERT M. HERNANDEZ

7D. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS: ROBERT SCULLY

7E. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS: JAMES M. ZIMMERMAN

8. ELECTION OF HOMBURGER AG AS INDEPENDENT PROXY

9. AMENDMENT TO THE ARTICLES OF ASSOCIATION RELATING TO AUTHORIZED SHARE CAPITAL FOR GENERAL PURPOSES

10. APPROVAL OF THE CHUBB LIMITED 2016 LONG-TERM INCENTIVE PLAN

11A. APPROVAL OF THE MAXIMUM COMPENSATION OF THE BOARD OF DIRECTORS AND EXECUTIVE MANAGEMENT: COMPENSATION OF THE BOARD OF DIRECTORS UNTIL THE NEXT ANNUAL GENERAL MEETING

11B. APPROVAL OF THE MAXIMUM COMPENSATION OF THE BOARD OF DIRECTORS AND EXECUTIVE MANAGEMENT: COMPENSATION OF EXECUTIVE MANAGEMENT FOR THE NEXT CALENDAR YEAR

12. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION UNDER U.S. SECURITIES LAW REQUIREMENTS

13. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING, I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS: MARK "FOR" TO VOTE IN ACCORDANCE WITH THE POSITION OF OUR BOARD OF DIRECTORS, MARK "AGAINST" TO VOTE AGAINST NEW ITEMS AND PROPOSALS, AND MARK "ABSTAIN" TO ABSTAIN

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CVS HEALTH CORPORATION 126650-100 May 19, 2016

1A. ELECTION OF DIRECTOR: RICHARD M. BRACKEN

1B. ELECTION OF DIRECTOR: C. DAVID BROWN II

1C. ELECTION OF DIRECTOR: ALECIA A. DECOUDREAUX

1D. ELECTION OF DIRECTOR: NANCY-ANN M. DEPARLE

1E. ELECTION OF DIRECTOR: DAVID W. DORMAN

1F. ELECTION OF DIRECTOR: ANNE M. FINUCANE

1G. ELECTION OF DIRECTOR: LARRY J. MERLO

1H. ELECTION OF DIRECTOR: JEAN-PIERRE MILLON

1I. ELECTION OF DIRECTOR: RICHARD J. SWIFT

1J. ELECTION OF DIRECTOR: WILLIAM C. WELDON

IK. ELECTION OF DIRECTOR: TONY L. WHITE

2. PROPOSAL TO RATIFY INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2016.

3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL REGARDING A REPORT ON ALIGNMENT OF CORPORATE VALUES AND POLITICAL CONTRIBUTIONS.

5. STOCKHOLDER PROPOSAL REGARDING A REPORT ON EXECUTIVE PAY.

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MOHAWK INDUSTRIES, INC. 608190-104 May 19, 2016

1A. THE ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: JOSEPH A. ONORATO

1B. THE ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: WILLIAM H. RUNGE III

1C. THE ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: W. CHRISTOPHER WELLBORN

2. THE RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION, AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT FOR THE 2016 ANNUAL MEETING OF STOCKHOLDERS

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BAKER HUGHES INCORPORATED 057224-107 May 24, 2016

1A. ELECTION OF DIRECTOR: LARRY D. BRADY

1B. ELECTION OF DIRECTOR: GREGORY D. BRENNEMAN

1C. ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR.

1D. ELECTION OF DIRECTOR: MARTIN S. CRAIGHEAD

1E. ELECTION OF DIRECTOR: WILLIAM H. EASTER III

1F. ELECTION OF DIRECTOR: LYNN L. ELSENHANS

1G. ELECTION OF DIRECTOR: ANTHONY G. FERNANDES

1H. ELECTION OF DIRECTOR: CLAIRE W. GARGALLI

1I. ELECTION OF DIRECTOR: PIERRE H. JUNGELS

1J. ELECTION OF DIRECTOR: JAMES A. LASH

IK. ELECTION OF DIRECTOR: J. LARRY NICHOLS

1L. ELECTION OF DIRECTOR: JAMES W. STEWART

1M. ELECTION OF DIRECTOR: CHARLES L. WATSON

2. AN ADVISORY VOTE RELATED TO THE COMPANY'S EXECUTIVE COMPENSATION PROGRAM.

3. THE RATIFICATION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

4. A STOCKHOLDER PROPOSAL REGARDING A MAJORITY VOTE STANDARD FOR ALL NON-BINDING STOCKHOLDER PROPOSALS.

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AMPHENOL CORPORATION 032095-101 May 25, 2016

1A. ELECTION OF DIRECTOR: RONALD P. BADIE

1B. ELECTION OF DIRECTOR: STANLEY L. CLARK

1C. ELECTION OF DIRECTOR: DAVID P. FALCK

1D. ELECTION OF DIRECTOR: EDWARD G. JEPSEN

1E. ELECTION OF DIRECTOR: RANDALL D. LEDFORD

1F. ELECTION OF DIRECTOR: MARTIN H. LOEFFLER

1G. ELECTION OF DIRECTOR: JOHN R. LORD

1H. ELECTION OF DIRECTOR: R. ADAM NORWITT

1I. ELECTION OF DIRECTOR: DIANA G. REARDON

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY.

3. ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. TO APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION.

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DELTA AIR LINES, INC. 247361-702 June 10, 2016

1A. ELECTION OF DIRECTOR: RICHARD H. ANDERSON

1B. ELECTION OF DIRECTOR: EDWARD H. BASTIAN

1C. ELECTION OF DIRECTOR: FRANCIS S. BLAKE

1D. ELECTION OF DIRECTOR: DANIEL A. CARP

1E. ELECTION OF DIRECTOR: DAVID G. DEWALT

1F. ELECTION OF DIRECTOR: THOMAS E. DONILON

1G. ELECTION OF DIRECTOR: WILLIAM H. EASTER III

1H. ELECTION OF DIRECTOR: MICKEY P. FORET

1I. ELECTION OF DIRECTOR: SHIRLEY C. FRANKLIN

1J. ELECTION OF DIRECTOR: GEORGE N. MATTSON

IK. ELECTION OF DIRECTOR: DOUGLAS R. RALPH

1L. ELECTION OF DIRECTOR: SERGIO A.L. RIAL

1M. ELECTION OF DIRECTOR: KATHY N. WALLER

1N. ELECTION OF DIRECTOR: KENNETH B. WOODROW

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF DELTA'S NAMED EXECUTIVE OFFICERS.

3. TO APPROVE THE AMENDMENT AND RESTATEMENT OF DELTA'S PERFORMANCE COMPENSATION PLAN.

4. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS DELTA'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2016.

5. A STOCKHOLDER PROPOSAL FOR SENIOR EXECUTIVES TO RETAIN SIGNIFICANT STOCK.

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METLIFE, INC. 59156R-108 June 14, 2016

1A. ELECTION OF DIRECTOR: CHERYL W. GRISE

1B. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1C. ELECTION OF DIRECTOR: R. GLENN HUBBARD

1D. ELECTION OF DIRECTOR: STEVEN A. KANDARIAN

1E. ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.

1F. ELECTION OF DIRECTOR: EDWARD J. KELLY, III

1G. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1H. ELECTION OF DIRECTOR: JAMES M. KILTS

1I. ELECTION OF DIRECTOR: CATHERINE R. KINNEY

1J. ELECTION OF DIRECTOR: DENISE M. MORRISON

IK. ELECTION OF DIRECTOR: KENTON J. SICCHITANO

1L. ELECTION OF DIRECTOR:LULU C. WANG

2. ADVISORY VOTE TO ADOPT A BY-LAW DESIGNATING DELAWARE THE EXCLUSIVE FORUM FOR CERTAIN LEGAL ACTIONS

3. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2016

4. ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS

5. SHAREHOLDER PROPOSAL TO ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR

6. SHAREHOLDER PROPOSAL TO ADOPT SHAREHOLDER RIGHT TO ACT BY WRITTEN CONSENT

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SIGNET JEWELERS LIMITED G81276-100 June 17, 2016

1A. ELECTION OF DIRECTOR: H. TODD STITZER

1B. ELECTION OF DIRECTOR: VIRGINIA DROSOS

1C. ELECTION OF DIRECTOR: DALE HILPERT

1D. ELECTION OF DIRECTOR: MARK LIGHT

1E. ELECTION OF DIRECTOR: HELEN MCCLUSKEY

1F. ELECTION OF DIRECTOR: MARIANNE MILLER PARRS

1G. ELECTION OF DIRECTOR: THOMAS PLASKETT

1H. ELECTION OF DIRECTOR: ROBERT STACK

1I. ELECTION OF DIRECTOR: EUGENIA ULASEWICZ

1J. ELECTION OF DIRECTOR: RUSSELL WALLS

2. APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITOR OF THE COMPANY.

3. APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.

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THE KROGER CO. 501044-101 June 23, 2016

1A. ELECTION OF DIRECTOR: NORA A. AUFREITER

1B. ELECTION OF DIRECTOR: ROBERT D. BEYER

1C. ELECTION OF DIRECTOR: ANNE GATES

1D. ELECTION OF DIRECTOR: SUSAN J. KROPF

1E. ELECTION OF DIRECTOR: W. RODNEY MCMULLEN

1F. ELECTION OF DIRECTOR: JORGE P. MONTOYA

1G. ELECTION OF DIRECTOR: CLYDE R. MOORE

1H. ELECTION OF DIRECTOR: SUSAN M. PHILLIPS

1I. ELECTION OF DIRECTOR: JAMES A. RUNDE

1J. ELECTION OF DIRECTOR: RONALD L. SARGENT

IK. ELECTION OF DIRECTOR: BOBBY S. SHACKOULS

2. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

3. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.

4. A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO PUBLISH A REPORT ON HUMAN RIGHTS RISKS OF OPERATIONS AND SUPPLY CHAIN.

5. A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT ASSESSING THE ENVIRONMENTAL IMPACTS OF USING UNRECYCLABLE PACKAGING FOR PRIVATE LABEL BRANDS.

6. A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT ASSESSING THE CLIMATE BENEFITS AND FEASIBILITY OF ADOPTING ENTERPRISE-WIDE, QUANTITATIVE, TIME BOUND TARGETS FOR INCREASING RENEWABLE ENERGY SOURCING.

7. A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ADOPT A GENERAL PAYOUT POLICY THAT GIVES PREFERENCE TO SHARE REPURCHASES (RELATIVE TO CASH DIVIDENDS) AS A METHOD TO RETURN CAPITAL TO SHAREHOLDERS.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: July 21, 2016

*Print the name and title of each signing officer under his or her signature.